Employee Benefits Obligations (Details) - Schedule of Defined Benefit Obligation by the Amounts - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Discount rate (1% movement) [Member]
Schedule of Defined Benefit Obligation by the Amounts [Abstract]
Defined benefit obligation	$ 18,925
Attrition rate (1% movement) [Member]
Schedule of Defined Benefit Obligation by the Amounts [Abstract]
Defined benefit obligation	12,324
Future salary growth rate (1% movement) [Member]
Schedule of Defined Benefit Obligation by the Amounts [Abstract]
Defined benefit obligation	$ (15,884)